Net (recoveries) charges related to Ukraine Conflict - Net recoveries (charges) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2022
Unusual or Infrequent Item, or Both [Line Items]
Net recoveries related to Ukraine Conflict	$ (972,822)	$ 0	$ (972,822)	$ (22,749)	$ 2,700,000
Net recoveries of flight equipment
Unusual or Infrequent Item, or Both [Line Items]
Net recoveries related to Ukraine Conflict	0	0	0	(23,000)
Insurance proceeds
Unusual or Infrequent Item, or Both [Line Items]
Net recoveries related to Ukraine Conflict	$ (973,000)	$ 0	$ (973,000)	$ 0